Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2017
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Balances and Transactions in Foreign Currencies

Note 15. Balances and Transactions in Foreign Currencies

Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different than the functional currency of the Company. As of December 31, 2017 and for each of the three years ended on December 31, 2017, assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets				Liabilities
Balances	Short-Term		Long-Term		Short-Term		Long-Term
As of December 31, 2017
U.S. dollars	Ps.	69,772	Ps.	148	Ps.	4,241	Ps.	73,115
Euros		25		—		1,881		23,573
Other currencies		46		1,674		340		1

Total	Ps.	69,843	Ps.	1,822	Ps.	6,462	Ps.	96,689

As of December 31, 2016
U.S. dollars	Ps.	17,796	Ps.	696	Ps.	4,540	Ps.	88,611
Euros		246		—		345		21,774
Other currencies		5		1,581		246		1,190

Total	Ps.	18,047	Ps.	2,277	Ps.	5,131	Ps.	111,575

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Other
For the year ended December 31, 2017
U.S. dollars	Ps.	1,909	Ps.	1,677	Ps.	16,320	Ps.	2,534	Ps.	267	Ps.	272	Ps.	4,052
Euros		—		2		87		452		23		4		20
Other currencies		—		—		—		—		12				—

Total	Ps.	1,909	Ps.	1,679	Ps.	16,407	Ps.	2,986	Ps.	302	Ps.	276	Ps.	4,072

For the year ended December 31, 2016
U.S. dollars	Ps.	4,068	Ps.	1,281	Ps.	14,961	Ps.	3,173	Ps	.182	Ps.	407	Ps.	3,339
Euros		6		—		104		355		43		—		5
Other currencies		29		150		—		150		185		—		4

Total	Ps.	4,103	Ps.	1,431	Ps.	15,065	Ps.	3,678	Ps.	410	Ps.	407	Ps.	3,348

For the year ended December 31, 2015
U.S. dollars	Ps.	1,891	Ps.	472	Ps.	11,710	Ps.	1,973	Ps.	34	Ps.	75	Ps.	2,035
Euros		—		1		2		—		2		—		37
Other currencies		20		—		—		—		—		—		204

Total	Ps.	1,911	Ps.	473	Ps.	11,712	Ps.	1,973	Ps.	36	Ps.	75	Ps.	2,276

Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and at the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 20,
	2017	2016	2018
U.S. dollar	19.7354	20.6640	18.0333
Euro	23.5729	21.7741	22.9066